Prepayments	12 Months Ended
Sep. 30, 2025
Prepayments [Abstract]
PREPAYMENTS

Note 6 — PREPAYMENTS

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Prepayment, current	11,006,599	20,109,711	2,584,497
	11,006,599	20,109,711	2,584,497

The prepayment is mainly related to the trade deposit paid, which amounted to HKD11,006,599 and HKD20,109,711 (US$2,584,497) as of September 30, 2024 and 2025, respectively. The trade deposit is an advance payment made by the Company to the manufacturers for goods and advance expense to service providers that will be received in the future. This payment serves as a security or partial payment for the upcoming delivery.